CERTIFICATION OF STRONG LIFE STAGE SERIES, INC. ON BEHALF OF THE
                               FOLLOWING SERIES:

                          Strong Conservative Portfolio
                            Strong Moderate Portfolio
                           Strong Aggressive Portfolio

STRONG LIFE STAGE SERIES, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectus and Statement of Additional Information for the (i) Strong Conservative Portfolio - Investor Class shares, (ii) Strong Moderate Portfolio - Investor Class shares, and (iii) Strong Aggressive Portfolio - Investor Class shares, filed by the Registrant with the Securities and Exchange Commission on April 30, 2004 (with an effective date of May 1,
2004) pursuant to Post-Effective Amendment No. 15 (File No. 333-66647; 811-9091) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of the Prospectus and Statement of Additional Information for the Strong Conservative Portfolio, Strong Moderate Portfolio, and Strong Aggressive Portfolio that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                        STRONG LIFE STAGE SERIES, INC.

                                        /s/ Richard W. Smirl
                                        -------------------------------
                                        By:     Richard W. Smirl
                                        Title:  Vice President and Secretary

                                        Dated:  May 4, 2004